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                                                   CONSECO STRATEGIC INCOME FUND


                                                                   June 30, 2000
                                                                   -------------
                                                                   Annual Report
                                                                   -------------

PORTFOLIO MANAGERS' REVIEW                             Annual Shareholder Report
================================================================================
Portfolio Managers' Review                                         June 30, 2000


   Over the last twelve months, the high yield market has experienced one of its most difficult periods in its history. Much of this bear-market mentality was caused by the Fed's ongoing economic policy decisions. After easing interest rates 75 basis points in 1998 - a policy that tends to increase bond prices - the Fed reversed course during 1999 and into the first half of 2000 with 175 basis points of tightening, contributing to a broad retreat from bonds and a flight into equities.

   Compounding the Fed tightening has been the investing public's continued preference for equities at the expense of fixed income investments. Net cash flows, a measure of investor demand, decreased as investors adopted a "wait and see" attitude toward the high-yield market.

   Consequently, the high-yield market experienced technical selling pressure. One offset to the lack of high yield demand has been the decrease in supply. New issuance is down over 50% in 2000 versus the same period in 1999.

   The Fund continues to navigate these waters with confidence that stems from our disciplined and proven investment approach which always remains deeply rooted in selecting undervalued securities capable of providing a high level of income without assuming significant levels of risk.

   Our proprietary, bottom-up, investigative research is generated by a talented group of credit analysts. Their extraordinary efforts enable us to identify high-quality companies and securities available at attractive prices.

   This focused approach to investing has proven to be on-target, effective and integral to the Fund's performance since inception. The investment management team continues to focus on delivering its investment objectives without taking a more aggressive - and riskier - posture.

   The Fund's performance also has relied upon prudent management of its leverage capabilities. At the end of the year, the Fund was about 23% leveraged as a percentage of total assets, which is below our target of 25% - well below our limit of 33% of total assets.

   The lower leverage mitigates the risk of loss in your net asset value (NAV). While the Fund's primary objective is high current income, NAV integrity is also an important factor in our management philosophy. Despite the difficult market environment of the past twelve months, we remain optimistic about the future.

   Looking forward to the next year, we believe the high yield market is poised to stabilize and improve. The Fed appears to be near the end of its tightening bias and the economy remains on firm ground. Although defaults are running at levels somewhat above historical levels, yields more than compensate for the current level of defaults.

   We will continue to rely on our bottom-up research and credit analysis to capitalize on undervalued opportunities in the market.


Robert L. Cook, CFA
Vice President
Portfolio Manager
Conseco Capital Management, Inc.

Eric D. Todd, CFA
Vice President
Portfolio Manager
Conseco Capital Management, Inc.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2000

   SHARES OR
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------                                                                                                     ----------
CORPORATE BONDS (108.3% OF NET ASSETS) (a)

AMUSEMENT AND RECREATION SERVICES (3.3%)
1,300,000  Mirage Resorts, Inc., 6.750%, due 02/01/2008 .......................................................      $1,149,167
3,300,000  Park 'N View, Inc., Series B, 13.000%, due 05/15/2008 ..............................................       1,336,500
                                                                                                                     ----------
                                                                                                                      2,485,667
                                                                                                                     ----------
APPAREL AND OTHER FINISHED PRODUCTS (2.6%)
3,000,000  Kasper A.S.L., Ltd., 13.000%, due 03/31/2004 .......................................................       1,935,000
                                                                                                                     ----------
BUSINESS SERVICES (1.3%)
1,000,000  Exodus Communications, Inc., 11.625%, due 07/15/2010, (b) Cost--$1,000,000; Acquired--06/28/2000 ...       1,005,000
                                                                                                                     ----------
CABLE AND OTHER PAY TELEVISION STATIONS (16.4%)
1,300,000  Cable Satisfaction International, Inc., 12.750%, due 03/01/2010 ....................................       1,270,750
1,000,000  Charter Communications Holdings LLC, 8.625%, due 04/01/2009 ........................................         883,750
  700,000  Classic Cable, Inc., Series B, 9.375%, due 08/01/2009 ..............................................         614,250
1,700,000  Classic Cable, Inc., 10.500%, due 03/01/2010 .......................................................       1,576,750
3,000,000  Coaxial Communications of Central Ohio, Inc., 10.000%, due 08/15/2006 ..............................       2,857,500
4,170,000  CSC Holdings, Inc., 9.875%, due 02/15/2013 .........................................................       4,295,100
1,050,000  Northland Cable Television, Inc., 10.250%, due 11/15/2007 ..........................................         876,750
                                                                                                                     ----------
                                                                                                                     12,374,850
                                                                                                                     ----------
CHEMICALS AND ALLIED PRODUCTS (3.5%)
  395,000  Agricultural Minerals & Chemicals, Inc., 10.750%, due 09/30/2003 ...................................         237,987
1,000,000  Lyondell Chemical Co., Series A, 9.625%, due 05/01/2007 ............................................         987,500
1,325,000  Lyondell Chemical Co., 10.875%, due 05/01/2009 .....................................................       1,321,688
1,000,000  Styling Technology Corp., 10.875%, due 07/01/2008 (d) ..............................................         105,000
                                                                                                                     ----------
                                                                                                                      2,652,175
                                                                                                                     ----------
COMMUNICATIONS BY PHONE, TELEVISION, RADIO, CABLE (7.0%)
1,250,000  Benedek Communications Corp., STEP (c) 0.000%/13.250%, due 05/15/2006 ..............................       1,038,672
2,000,000  Clearnet Communications, Inc., STEP (c) 0.000%/14.750%, due 12/15/2005 .............................       2,075,000
3,450,000  Crown Castle International Corp., STEP (c) 0.000%/10.375%, due 05/15/2011 ..........................       2,126,063
                                                                                                                     ----------
                                                                                                                      5,239,735
                                                                                                                     ----------
DEPOSITORY INSTITUTIONS (1.8%)
1,370,000  Sovereign Bancorp, Inc., 10.500%, due 11/15/2006 ...................................................       1,359,725
                                                                                                                     ----------
DURABLE GOODS--WHOLESALE (0.4%)
1,000,000  AAI Fostergrant, Inc., 10.750%, due 07/15/2006 .....................................................         285,000
                                                                                                                     ----------
EATING AND DRINKING PLACES (2.1%)
  750,000  Domino's, Inc., Series B, 10.375%, due 01/15/2009 ..................................................         699,375
1,000,000  Krystal Co., 10.250%, due 10/01/2007 ...............................................................         890,000
                                                                                                                     ----------
                                                                                                                      1,589,375
                                                                                                                     ----------
ELECTRIC, GAS, WATER, COGENERATION, SANITARY SERVICES (2.8%)
  500,000  GNI Group, Inc., Series B, 10.875%, due 07/15/2005 (d) .............................................          62,500
2,000,000  PSEG Energy Holdings, 9.125%, due 02/10/2004, (b) Cost--$1,996,720; Acquired--02/03/2000 ...........       2,024,816
                                                                                                                     ----------
                                                                                                                      2,087,316
                                                                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

                                                              2000 Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2000

   SHARES OR
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------                                                                                                     ----------
ELECTRICAL, OTHER ELECTRICAL EQUIPMENT, EXCEPT COMPUTERS (2.7%)
2,000,000  Amkor Technologies, Inc., 10.500%, due 05/01/2009 ..................................................      $2,012,500
                                                                                                                     ----------
HEALTH SERVICES (1.1%)
1,000,000  Medpartners, Inc., 7.375%, due 10/01/2006 ..........................................................         840,000
                                                                                                                     ----------
HOTELS, OTHER LODGING PLACES (0.1%)
2,000,000  Signature Resorts, Inc., 9.750%, due 10/01/2007 (d) (g) ............................................          90,000
                                                                                                                     ----------
METAL MINING (3.3%)
2,500,000  Golden Northwest Aluminum, Inc., 12.000%, due 12/15/2006 ...........................................       2,512,500
                                                                                                                     ----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (1.7%)
1,350,000  True Temper Sports, Inc., Series B, 10.875%, due 12/01/2008 ........................................       1,290,938
                                                                                                                     ----------
NON-DEPOSITORY CREDIT INSTITUTIONS (1.3%)
1,000,000  Metris Companies, Inc., 10.125%, due 07/15/2006 ....................................................         955,000
                                                                                                                     ----------
OFFICE MACHINES (2.8%)
2,100,000  Dictaphone Corp., 11.750%, due 08/01/2005 ..........................................................       2,142,000
                                                                                                                     ----------
OIL AND GAS EXTRACTION (11.4%)
1,000,000  Cliffs Drilling Co., Series B, 10.250%, due 05/15/2003 .............................................       1,007,500
1,000,000  Grey Wolf, Inc., 8.875%, due 07/01/2007 ............................................................         955,000
1,500,000  Perez Companc SA, 9.000%, due 05/01/2006, (b) Cost--$1,365,000; Acquired--11/16/1999 ...............       1,323,750
2,000,000  Pride Petroleum Services, Inc., 9.375%, due 05/01/2007 .............................................       2,005,000
1,000,000  RBF Finance Co., 11.000%, due 03/15/2006 ...........................................................       1,076,250
2,000,000  RBF Finance Co., 11.375%, due 03/15/2009 ...........................................................       2,180,000
                                                                                                                     ----------
                                                                                                                      8,547,500
                                                                                                                     ----------
PAPER AND ALLIED PRODUCTS (2.3%)
1,450,000  Doman Industries, Ltd., 12.000%, due 07/01/2004 ....................................................       1,457,250
  300,000  Gaylord Container Corp., Series B, 9.750%, due 06/15/2007 ..........................................         238,500
                                                                                                                     ----------
                                                                                                                      1,695,750
                                                                                                                     ----------
PHONE COMMUNICATIONS, EXCEPT RADIOTELEPHONE (16.4%)
1,500,000  Hermes Europe Railtel BV, 11.500%, due 08/15/2007 ..................................................       1,290,000
1,500,000  ICG Holding, Inc., STEP (c) 0.000%/13.500%, due 09/15/2005 .........................................       1,458,750
3,635,000  ICG Holding, Inc., STEP (c) 0.000%/12.500% , due 05/01/2006 ........................................       3,026,137
2,500,000  NEXTLINK Communications, Inc., 10.750%, due 11/15/2008 .............................................       2,475,000
  800,000  NEXTLINK Communications, Inc., 10.500%, due 12/01/2009, (b) Cost--$800,00; Acquired--11/12/1999 ....         784,000
1,500,000  Time Warner Telecom, LLC, 9.750%, due 07/15/2008 ...................................................       1,458,750
2,000,000  Winstar, 12.750%, due 04/15/2010, (b) Cost--$1,937,500; Acquired--03/29/2000 .......................       1,875,000
                                                                                                                     ----------
                                                                                                                     12,367,637
                                                                                                                     ----------
PRIMARY METAL INDUSTRIES (2.5%)
1,800,000  NS Group, Inc., 13.500%, due 07/15/2003 ............................................................       1,845,000
                                                                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2000

   SHARES OR
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------                                                                                                     ----------
RADIOTELEPHONE COMMUNICATIONS (10.3%)
1,000,000  Arch Communications, Inc., 13.750%, due 04/15/2008 .................................................      $  810,000
2,900,000  Arch Communications, Inc., 12.750%, due 07/01/2007 .................................................       2,233,000
1,500,000  Focal Communications, Corp., Series B, STEP (c) 0.000%/12.125%, due 02/15/2008 .....................       1,020,000
2,000,000  Microcell Telecommunications, Inc., Series B, STEP (c) 0.000%/14.000%, due 06/01/2006 ..............       1,855,000
1,000,000  Omnipoint Corp., Series A, 11.625%, due 08/15/2006 .................................................       1,085,000
1,000,000  USA Mobile Communications, Inc., 9.500%, due 02/01/2004 ............................................         765,000
                                                                                                                     ----------
                                                                                                                      7,768,000
                                                                                                                     ----------
REAL ESTATE OPERATORS, AGENTS, MANAGERS (4.7%)
5,106,000  Pinnacle Holdings, Inc., STEP (c) 0.000%/10.000%, due 03/15/2008 ...................................       3,548,670
                                                                                                                     ----------
TELEVISION AND RADIO BROADCAST STATIONS (2.9%)
2,300,000  Antenna TV SA, 9.000%, due 08/01/2007 ..............................................................       2,101,625
  100,000  Radio Unica Corp., STEP (c) 0.000%/11.750%, due 08/01/2006 .........................................          65,000
                                                                                                                     ----------
                                                                                                                      2,166,625
                                                                                                                     ----------
TRANSPORTATION EQUIPMENT (3.6%)
1,000,000  Amtran, Inc., 10.500%, due 08/01/2004 ..............................................................         927,500
2,000,000  Amtran, Inc., 9.625%, due 12/15/2005 ...............................................................       1,755,000
                                                                                                                     ----------
                                                                                                                      2,682,500
                                                                                                                     ----------
           TOTAL CORPORATE BONDS (COST $90,238,812) ...........................................................      81,478,463
                                                                                                                     ----------
TERM LOANS (5.9% OF NET ASSETS) (a)

HEALTH SERVICES (2.0%)
3,546,482  Integrated Health, 0.000%, due 09/30/2004 (d) (g) ..................................................       1,099,409
1,453,518  Integrated Health, 0.000%, due 12/31/2005 (d) (g) ..................................................         450,591
                                                                                                                     ----------
                                                                                                                      1,550,000
                                                                                                                     ----------
MOTION PICTURES (1.4%)
  364,270  Regal Cinemas, Term B, 9.328%, due 06/15/2006 ......................................................         276,845
  985,765  Regal Cinemas, Term C, 9.328%, due 06/15/2007 ......................................................         749,181
                                                                                                                     ----------
                                                                                                                      1,026,026
                                                                                                                     ----------
TELEVISION AND RADIO BROADCAST STATIONS (2.5%)
  152,849  Lin Television, Term B, 8.540%, due 03/31/2007 .....................................................         152,276
1,735,467  Lin Television, Term C, 8.880%, due 03/31/2007 .....................................................       1,728,959
                                                                                                                     ----------
                                                                                                                      1,881,235
                                                                                                                     ----------
           TOTAL TERM LOANS (COST $5,568,538) .................................................................       4,457,261
                                                                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

                                                              2000 Annual Report

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2000

   SHARES OR
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------                                                                                                     ----------
COMMON STOCK (1.8% OF NET ASSETS) (a)

CABLE AND OTHER PAY TELEVISION STATIONS (0.1%)
    6,000  Classic Communications, Inc. (d) ...................................................................      $   53,625
                                                                                                                     ----------
RADIOTELEPHONE COMMUNICATIONS (1.7%)
   97,541  WebLink Wireless, Inc. (d) .........................................................................       1,292,418
                                                                                                                     ----------
           TOTAL COMMON STOCK (COST $2,197,745) ...............................................................       1,346,043
                                                                                                                     ----------
PREFERRED STOCK (11.7% OF NET ASSETS) (a)

COMMUNICATION BY PHONE, TELEVISION, RADIO, CABLE (10.4%)
   20,000  Adelphia Communications Corp., Series B, 13.000% ...................................................       2,015,000
    1,000  Benedek Communications Corp., PIK (f), 11.500% .....................................................         552,500
    4,908  Nextel Communications, Inc., Series D, PIK (f), 13.000% ............................................       5,288,370
                                                                                                                     ----------
                                                                                                                      7,855,870
                                                                                                                     ----------
RADIOTELEPHONE COMMUNICATIONS (1.3%)
    1,000  Rural Celluar Corp., Series B, PIK (f), 11.375% ....................................................         942,500
                                                                                                                     ----------
           TOTAL PREFERRED STOCK (COST $9,629,524) ............................................................       8,798,370
                                                                                                                     ----------

WARRANTS (0.1% OF NET ASSETS) (a)

AMUSEMENT AND RECREATION SERVICES (0.0%)
    3,300  Park 'N View, Inc., expire 05/15/2008 ..............................................................               3
                                                                                                                     ----------
CABLE AND OTHER PAY TELEVISION STATIONS (0.1%)
    1,300  Cable Satisfaction International, Inc., expire 03/01/2005 ..........................................          36,400
                                                                                                                     ----------
TEXTILE MILL PRODUCTS (0.0%)
   54,117  Tultex Corp., expire 04/15/2007 ....................................................................              54
   27,058  Tultex Corp., expire 04/15/2007 ....................................................................              27
                                                                                                                     ----------
                                                                                                                             81
                                                                                                                     ----------
           TOTAL WARRANTS (COST $30,976) ......................................................................          36,484
                                                                                                                     ----------
SHORT-TERM INVESTMENTS (2.6% OF NET ASSETS) (a)

COMMERCIAL PAPER (2.6%)

NON-DEPOSITORY CREDIT INSTITUTION (1.3%)
1,000,000  Associates Corp. 6.880%, due 07/03/00 ..............................................................         999,618
                                                                                                                     ----------
SECURITY AND COMMODITY BROKER (1.3%)
1,000,000  Morgan Stanley Group 6.850%, due 07/03/00 ..........................................................         999,620
                                                                                                                     ----------
                                                                                                                      1,999,238
                                                                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2000

   SHARES OR
PRINCIPAL AMOUNT                                                                                                       VALUE
----------------                                                                                                     ----------
UNITED STATES SHORT-TERM OBLIGATIONS (0.0%)
    5,663  Temporary Investment Fund, Inc. --
             Temp Cash Portfolio ..............................................................................     $     5,663
                                                                                                                    -----------
           TOTAL SHORT-TERM INVESTMENTS (COST $2,004,901) .....................................................       2,004,901
                                                                                                                    -----------
           TOTAL INVESTMENTS IN SECURITIES (130.4% OF NET ASSETS) (COST $109,670,496) (e) .....................      98,121,522
                                                                                                                    -----------
           LIABILITIES IN EXCESS OF OTHER ASSETS (30.4% OF NET ASSETS) ........................................     (22,866,952)
                                                                                                                    -----------
           TOTAL NET ASSETS (100.0%) ..........................................................................     $75,254,570
                                                                                                                    ===========
---------------------------------------------------------------------------------------------------------------

(a) Using Standard Industry Codes prepared by the Technical Committee on Industrial Classifications.

(b)  Restricted under Rule 144A of the Securities Act of 1933.

(c) STEP -- Bonds where the coupon increases or steps up at a predetermined rate.

(d)  Non income producing.

(e) Aggregate cost for Federal income tax purposes is $109,735,496. The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

     Excess of market value over tax cost .....  $  1,192,741
     Excess of tax cost over market value .....   (12,806,715)
                                                -------------
                                                ($ 11,613,974)
                                                -------------

(f)  PIK -- Payment in kind.

(g)  Company in bankruptcy proceedings.

   The accompanying notes are an integral part of these financial statements.

                                                              2000 Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2000

================================================================================
Assets:
      Investments, at value (cost $109,670,496) ................   $ 98,121,522
      Interest receivable ......................................      2,237,031
      Dividends receivable .....................................        130,000
      Other assets .............................................          8,805
--------------------------------------------------------------------------------
          Total assets .........................................    100,497,358
================================================================================
Liabilities and Net Assets:
      Payable to Conseco Inc. and subsidiaries .................         81,316
      Accrued expenses .........................................         42,045
      Distribution payable .....................................        814,919
      Interest payable .........................................        304,508
      Payable for securities purchased .........................      1,000,000
      Line of credit payable ...................................     23,000,000
--------------------------------------------------------------------------------
          Total liabilities ....................................     25,242,788
--------------------------------------------------------------------------------
          Net assets ...........................................   $ 75,254,570
================================================================================
Net assets consist of:
      Capital stock, $0.001 par value (unlimited shares
        of beneficial interest authorized) .....................   $      6,752
      Paid-in capital ..........................................    100,407,629
      Distributions in excess of net investment income .........       (111,529)
      Accumulated net realized loss on investments .............    (13,499,308)
      Net unrealized depreciation on investments ...............    (11,548,974)
--------------------------------------------------------------------------------
          Net assets ...........................................   $ 75,254,570
================================================================================
Shares outstanding .............................................      6,751,603
Net asset value per share ......................................   $      11.15
================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED JUNE 30, 2000


================================================================================

Investment income:
      Interest (less provision for uncollectable
        accounts of $127,955) ..................................   $ 11,801,460
      Dividends ................................................        816,747
--------------------------------------------------------------------------------
          Total investment income ..............................     12,618,207
--------------------------------------------------------------------------------
Expenses:
      Investment advisory fees .................................        992,760
      Shareholders service fees ................................        110,307
      Administration fees ......................................         90,375
      Trustees' fees ...........................................         43,999
      Transfer agent fees ......................................         40,367
      Audit fees ...............................................         20,931
      Reports-- printing .......................................         16,404
      Registration and filing fees .............................         16,218
      Custodian fees ...........................................         17,249
      Legal fees ...............................................            750
      Other ....................................................          7,525
--------------------------------------------------------------------------------
          Total expenses before interest expense ...............      1,356,885
--------------------------------------------------------------------------------
      Interest expense .........................................      1,783,853
--------------------------------------------------------------------------------
          Total expenses .......................................      3,140,738
--------------------------------------------------------------------------------
          Net investment income ................................      9,477,469
--------------------------------------------------------------------------------

Net realized and unrealized gains (losses) on investments:
          Net realized losses on sales of investments ..........     (8,651,022)
          Net change in unrealized depreciation of investments .     (4,017,673)
--------------------------------------------------------------------------------
      Net realized losses and unrealized depreciation
        on investments .........................................    (12,668,695)
--------------------------------------------------------------------------------
Net decrease in net assets from operations .....................   $ (3,191,226)
================================================================================

   The accompanying notes are an integral part of these financial statements.

                                                              2000 Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE PERIOD
                                                                     JULY 31,
                                                      FOR THE         1998(a)
                                                    YEAR ENDED        THROUGH
                                                   JUNE 30, 2000   JUNE 30, 1999
================================================================================

Operations:
      Net investment income ......................   $ 9,477,469    $ 8,678,658
      Net realized losses on sales of
        investments ..............................    (8,651,022)    (4,848,286)
      Net change in unrealized depreciation
        of investments ...........................    (4,017,673)    (7,531,301)
--------------------------------------------------------------------------------
          Net decrease from operations ...........    (3,191,226)    (3,700,929)
--------------------------------------------------------------------------------
Distributions to Shareholders:
      Net investment income ......................    (9,587,848)    (8,679,808)
--------------------------------------------------------------------------------
          Net decrease from distributions ........    (9,587,848)    (8,679,808)
--------------------------------------------------------------------------------
Capital Share Transactions:
      Shares sold (6,700,000 shares) .............            --    100,500,000
      Reinvestment of distributions
          (including $10,876 and $8,175 paid to
            Conseco, Inc., respectively) .........       208,609        387,351
      Offering costs charged to paid-in capital ..            --       (781,584)
--------------------------------------------------------------------------------
          Net increase from capital share
            transactions .........................       208,609    100,105,767
--------------------------------------------------------------------------------
          Total increase (decrease) in
            net assets ...........................   (12,570,465)    87,725,030
--------------------------------------------------------------------------------
Net Assets:
      Beginning of period ........................    87,825,035        100,005
      End of period ..............................   $75,254,570    $87,825,035
================================================================================

Share data:
      Shares sold ................................            --      6,700,000
      Reinvestment of distributions ..............        16,233         28,703
--------------------------------------------------------------------------------
          Net increase ...........................        16,233      6,728,703
--------------------------------------------------------------------------------
      Shares outstanding:
        Beginning of period ......................     6,735,370          6,667
         End of period ...........................     6,751,603      6,735,370
================================================================================

(a) Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                              FINANCIAL HIGHLIGHTS

                                                                 FOR THE PERIOD
                                                     FOR THE    JULY 31, 1998(g)
                                                   YEAR ENDED        THROUGH
                                                  JUNE 30, 2000   JUNE 30, 1999
================================================================================

Net asset value per share, beginning of period ..   $  13.04         $14.88 (a)
Income from investment operations (b):
      Net investment income .....................       1.40             1.29
      Net realized losses and change in
        unrealized depreciation on investments ..      (1.87)           (1.84)
--------------------------------------------------------------------------------
          Total from investment operations ......      (0.47)           (0.55)
--------------------------------------------------------------------------------
Distributions:
      Net investment income .....................      (1.42)           (1.29)
--------------------------------------------------------------------------------
          Total distributions ...................      (1.42)           (1.29)
--------------------------------------------------------------------------------
Net asset value per share, end of period ........   $  11.15         $  13.04
================================================================================

Per share market value, end of period ...........   $10.3125         $12.9375
================================================================================

Total return (c)(d) .............................      (9.44%)          (5.06%)
================================================================================

Ratios/supplemental data:
      Net assets (dollars in thousands),
        end of period ...........................   $ 75,255         $ 87,825
      Ratio of expenses to average net assets (e)       3.80%            2.74%
      Ratio of operating expenses to average
        net assets (f) (e) ......................       1.64%            1.59%
      Ratio of net investment income to average
        net assets (e) ..........................      11.48%           10.24%
      Portfolio turnover (d) ....................     118.92%          129.87%

----------

(a) Initial public offering price of $15.00 per share less offering costs of $0.12 per share.

(b) Per share amounts presented are based on an average of monthly shares outstanding throughout the period indicated.

(c) Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported except for the period ended June 30, 1999, total return is based on a beginning of period price of $14.88 (initial offering price of $15.00 less offering costs of $0.12 per share). Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(d)  Not annualized for periods of less than one year.

(e)  Annualized for periods of less than one year.

(f)  Excluding interest expense.

(g)  Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

                                                              2000 Annual Report
================================================================================
                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF CASH FLOWS

                                                                  FOR THE PERIOD
                                                                     JULY 31,
                                                      FOR THE         1998(a)
                                                     YEAR ENDED       THROUGH
                                                    JUNE 30, 2000  JUNE 30, 1999
================================================================================

CASH FLOWS FROM OPERATING ACTIVITIES:
    Investment income ............................  $ 10,589,691   $  6,874,212
    Interest expense paid ........................    (1,564,278)      (891,248)
    Operating expenses paid ......................    (1,401,114)    (1,192,878)
--------------------------------------------------------------------------------
        Net cash provided by operating
          activities .............................     7,624,299      4,790,086
--------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
    Proceeds from sales of investments ...........   133,394,451    127,249,381
    Purchases of investments .....................  (124,869,906)  (252,314,133)
    Net increase in short-term investments .......    (1,822,080)       (13,743)
--------------------------------------------------------------------------------
        Net cash provided by (used in) investing
          activities .............................     6,702,465   (125,078,495)
--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
    Proceeds from the sale of shares .............            --    100,500,000
    Cash distributions paid (net of reinvestment
        of $208,609 and $387,351, respectively) ..    (9,326,764)    (7,530,012)
    Offering costs paid ..........................            --       (781,584)
    Net increase (decrease) in loans outstanding .    (5,000,000)    28,000,000
--------------------------------------------------------------------------------
        Net cash provided by (used in) financing
          activities .............................   (14,326,764)   120,188,404
--------------------------------------------------------------------------------
        Net decrease in cash .....................            --       (100,005)
        Cash at beginning of period ..............            --        100,005
--------------------------------------------------------------------------------
        Cash at end of period ....................            --             --
================================================================================
RECONCILIATION OF NET INVESTMENT INCOME TO
NET CASH PROVIDED BY OPERATING ACTIVITIES:
    Net investment income ........................  $  9,477,469   $  8,678,658
    Net (increase) decrease in interest and
      dividends receivable .......................        99,455     (2,466,486)
    Net (increase) in other assets ...............          (628)        (8,177)
    Net increase (decrease) in payable to
      Conseco, Inc. and subsidiaries .............       (14,508)        95,824
    Net increase (decrease) in accrued expenses ..       (29,091)        71,136
    Net increase in interest payable .............       219,575         84,933
    Accretion and amortization of discounts
      and premiums ...............................    (2,127,973)    (1,665,802)
--------------------------------------------------------------------------------
        Net cash provided by operating
          activities .............................  $  7,624,299   $  4,790,086
================================================================================

(a)  Commencement of operations.

   The accompanying notes are an integral part of these financial statements.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2000



1. ORGANIZATION

   The Conseco Strategic Income Fund (the "Fund") was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 2, 1998 and commenced operations on July 31, 1998. The Fund is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end, non-diversified management investment company. Prior to commencing its operations on July 31, 1998, the Fund had no activities other than the sale of 6,667 shares of common stock to Conseco, Inc. ("Conseco") on July 15, 1998. At June 30, 2000, Conseco owned 8,271 shares of the Fund's common stock. Conseco is a publicly owned financial services company which develops, markets, and administers supplemental health insurance, annuity, life insurance, individual and group major medical insurance, other insurance products and consumer and commercial finance products and services.


2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION, TRANSACTIONS,
AND RELATED INVESTMENT INCOME

    Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The Fund did not hold any investments which are restricted as to resale, except bonds with a cost of $7,099,220 and a market value of $7,012,566, all of which are eligible for resale under Rule 144A of the Securities Act of 1933. These securities represent 7.15% of the total investments of the Fund. These securities may be resold to qualified institutional buyers in transactions exempt from registration.

   Investments are stated at market value in the accompanying financial statements. In valuing the Fund's assets, securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued by third party pricing services. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Trustees. Debt securities purchased with maturities of sixty days or less are valued at amortized cost.

   Investments held by the Fund may be purchased with accrued interest or the investment owned by the Fund will accrue interest during the period the investment is owned by the Fund. If an investment owned by the Fund experiences a default and has accrued interest from purchase or has recorded accrued interest during the period it is owned, the Fund's policy is to cease interest accruals from the time the investments are traded as "flat" in the market. The Fund will evaluate whether any provision for purchased accrued interest and previously recorded interest is necessary on an investment by investment basis. For the year ended June 30, 2000, the Fund provided for $127,955 of accrued interest.

DISTRIBUTION OF INCOME AND GAINS

   The Fund intends to distribute monthly to shareholders substantially all of its net investment income and to distribute, at least annually, any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). However, the Board of Trustees may decide to declare dividends at other intervals.

FEDERAL INCOME TAXES

   For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

   At June 30, 2000, the Fund had a total capital loss carryover of $6,539,006 which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. The capital loss carryover of $990,224 will expire in 2007 and the remainder of $5,548,782 in 2008.

   The Fund's realized capital losses incurred after October 31, 1999 through June 30, 2000, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized capital losses of approximately $6,895,302.

EXPENSES

    The Fund pays expenses of Trustees who are not affiliated persons of the Fund or Conseco Capital Management, Inc. (the "Adviser" and "Administrator"), a wholly owned subsidiary of Conseco. The Fund pays each of its Trustees who are not a Trustee, officer or employee of the Adviser, the Administrator or any affiliate thereof an annual fee of $5,000 plus $1,000 for each Board of Directors meeting attended. In addition, the Fund reimburses all trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent

                                                              2000 Annual Report
================================================================================
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                  JUNE 30, 2000


assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT

   The Adviser serves as the Investment Manager and Administrator to the Fund under the terms of the Investment Management Agreement. The Adviser supervises the Fund's management and investment program, performs a variety of services in connection with the management and operation of the Fund and pays all compensation of officers and Trustees of the Fund who are affiliated persons of the Adviser or the Fund. As compensation for its services to the Fund, the Fund has agreed to pay the Adviser a monthly investment management and administration fee equal to an annual rate of 0.90 percent of the value of the average weekly value of the total assets of the Fund less the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets"). The total fees incurred for such services for the year ended June 30, 2000 were $992,760.

SHAREHOLDER SERVICING AGREEMENT

   Conseco Services, LLC, a wholly owned subsidiary of Conseco, acts as the Shareholder Servicing Agent to the Fund under the Shareholder Servicing Agreement. As compensation for its services, the Fund has agreed to pay Conseco Services, LLC a monthly shareholder servicing fee equal to an annual rate of
0.10 percent of the Managed Assets. The total fees incurred for such services for the year ended June 30, 2000 were $110,307.

4. ADMINISTRATION AGREEMENT

   The Fund contracted for certain administration services with PFPC Inc. ("PFPC"). For its services, PFPC receives a monthly fee equal to an annual rate of 0.105 percent of the first $250 million of average weekly net assets; 0.08 percent of the next $250 million of average weekly net assets; 0.055 percent of the next $250 million of average weekly net assets; and 0.035 percent of average weekly net assets in excess of $750 million, subject to a minimum monthly charge. The total fees incurred for such services for the year ended June 30, 2000 were $90,375.

5. PORTFOLIO ACTIVITY
   Purchases  and  sales  of  securities   other  than  short-term   obligations
aggregated $125,869,906 and $131,648,363, respectively, for the year ended June 30, 2000.

6. INDEBTEDNESS

   The Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. There can be no assurance that a leveraging strategy will be successful during any period during which it is used. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for the shareholders including the likelihood of greater volatility of net asset value and market price of the shares and the risk of fluctuations in interest rates on borrowings.

LOAN AGREEMENT

   On October 2, 1998, the Fund entered into an unsecured $30 million Line of Credit Agreement (the "Agreement") with Bank One Corp. Under the Agreement, the aggregate amount outstanding may not exceed the lower of: (i) $30 million; or
(ii) one-third of the Fund's net asset value plus the amount of all outstanding obligations under the Agreement less the non-performing assets value less 50 percent of the emerging markets securities value. This Agreement is subject to an annual renewal provision on the anniversary date and such agreement is not being renewed. The Fund is in the process of establishing a new credit facility.

   Borrowings bear interest at either the bank's alternate base rate or Eurodollar rate. The alternate base rate is the rate of interest per annum equal to the higher of either the bank's base rate or the sum of the Federal Funds Funding rate plus 0.50 percent per annum. The Eurodollar rate is the applicable London interbank offered rate ("LIBOR") plus a margin of 0.55 percent. Advances made under the Agreement are due and payable on demand. Interest payments are made monthly. Borrowings at June 30, 2000, totaled $23 million and the interest rate on such borrowings was 6.86 percent.

   The Agreement also permits five-day revolving Swing Line loans, as defined, up to $10 million. Each Swing Line advance may be either an alternate base rate advance or a Federal Funds rate advance, as selected by the Fund. The Federal Funds rate is the interest rate per annum equal to the Federal Funds Funding rate for such day, plus 0.75 percent per annum. At June 30, 2000, there were no Swing Line loans outstanding.

   The Fund is subject to a utilization fee of 0.10 percent per annum on the daily unused portion of the commitment, payable in arrears on each payment date. The Agreement requires the Fund to maintain an Asset Coverage Ratio, as defined in the Agreement, of at least 3:1. The Fund was in compliance with the terms of the agreement at June 30, 2000.

================================================================================
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                  JUNE 30, 2000


Average daily balance of loans outstanding
  during the year ended June 30, 2000 ........................   $   27,740,437
Weighted average interest rate
  for the year ...............................................             6.43%

Maximum amount of loans outstanding
  at any month-end during the year ended
  June 30, 2000 ..............................................   $   28,000,000
Percentage of total assets ...................................            26.99%

Amount of loans outstanding at
  June 30, 2000 ..............................................   $   23,000,000
Percentage of total assets at
  June 30, 2000 ..............................................            22.89%

                                                              2000 Annual Report
================================================================================
AUTOMATIC DIVIDEND REINVESTMENT PLAN


   Pursuant to the Fund's Automatic Dividend Reinvestment Plan ("the DRIP"), unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested in additional shares by PFPC Inc. ("PFPC"), as agent for shareholders in administering the DRIP (the "DRIP Agent"). Shareholders who elect not to participate in the DRIP will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC as dividend disbursing agent. DRIP participants may elect not to participate in the DRIP and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, as dividend disbursing agent, at the address set forth below. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the DRIP Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

   Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the DRIP will receive cash and participants in the DRIP will receive the equivalent in shares. The shares will be acquired by the DRIP Agent or an independent broker-dealer for the participants' accounts, depending upon the circumstances described below, either: (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares"); or (ii) by purchase of outstanding shares on the open market ("open market purchases") on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the DRIP Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value thereof (such condition being referred to herein as "market discount"), the DRIP Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

   In the event of a market discount on the dividend payment date, the DRIP Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but no more than 30 days after the dividend payment date, to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the DRIP Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the DRIP Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRIP provides that if the DRIP Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the DRIP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the market discount shifts to a market premium.

   The DRIP Agent maintains all shareholders' accounts in the DRIP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each DRIP participant will be held on his or her behalf by the DRIP Agent on behalf of the DRIP participant, and each shareholder proxy will include those shares purchased or received pursuant to the DRIP. The DRIP Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the DRIP in accordance with the instructions of the participants.

   In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the DRIP Agent will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the DRIP.

   There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the DRIP Agents open-market purchases in connection with the reinvestment of dividends.

   The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on the dividends.

   Shareholders participating in the DRIP may receive benefits not available to shareholders not participating in the DRIP.

   If the market price (plus commissions) of the Fund's shares is above their net asset value, participants of the DRIP will

================================================================================
AUTOMATIC DIVIDEND REINVESTMENT PLAN
--(CONTINUED)

receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price (plus commissions) is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, because the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

   Experience under the DRIP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants in the DRIP, however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

   All correspondence concerning the DRIP should be directed to the DRIP Agent at PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

MANAGEMENT OF THE FUND

   Robert L. Cook, CFA and Eric D. Todd, CFA are the Fund's portfolio managers. Mr. Cook has been employed at Conseco Capital Management, Inc. ("CCM") since 1994. He joined CCM as a fixed-income analyst in the high yield arena. In addition to co-managing this fund, he is a vice president and senior fixed-income securities analyst at CCM and also co-manages more than $150 million in high-yield assets for institutional clients. Mr. Todd has been employed at CCM since 1991. He joined CCM as a fixed-income analyst. He is a vice president at CCM and will share the responsibility for managing this fund, as well as, more than $150 million in high-yield institutional client accounts. As director of structured products, he also manages over $1.8 billion in private investment funds, primarily in high yield.

REPORT OF INDEPENDENT ACCOUNTANTS


================================================================================
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE CONSECO STRATEGIC INCOME FUND

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets, the statement of cash flows, and the financial highlights present fairly, in all material respects, the financial position of the Conseco Strategic Income Fund (the "Fund") at June 30, 2000, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period July 31, 1998 (commencement of operations) through June 30, 1999 and the financial highlights for the year ended June 30, 2000 and for the period July 31, 1998 (commencement of operations) through June 30, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 2000 by correspondence with the custodian and pending trades with brokers, provides a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
Indianapolis, Indiana
August 18, 2000

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================================================================================


BOARD OF TRUSTEES

WILLIAM P. DAVES, JR.
      Chairman of the Board
      Insurance and healthcare industries
         consultant
      Director, Chairman and CEO, FFG Insurance Co.

MAXWELL E. BUBLITZ, CFA
      President
      President, CEO and Director
         Conseco Capital Management, Inc.
      Senior VP, Conseco, Inc.

GREGORY J. HAHN, CFA
      Senior VP, Portfolio Analytics
         Conseco Capital Management, Inc.

DR. R. JAN LECROY
      Director, Southwest Securities Group, Inc.
      Former President, Dallas Citizens Council

DAVID N. WALTHALL
      Principal, Walthall Asset Management

HAROLD W. HARTLEY, CFA
      Director, Ennis Business Forms, Inc.
      Former Executive VP, Tenneco Financial Services, Inc.

DR. JESS H. PARRISH
      Higher education consultant
      Former President, Midland College

INVESTMENT ADVISER
   Conseco Capital Management, Inc.
   Carmel, IN

TRANSFER AGENT
   PFPC, Inc.
   Wilmington, DE


INDEPENDENT PUBLIC ACCOUNTANTS
   PricewaterhouseCoopers LLP
   Indianapolis, IN


CUSTODIAN
   PFPC Trust Company
   Philadelphia, PA

LEGAL COUNSEL
   Kirkpatrick & Lockhart LLP
   Washington, DC

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                         CONSECO STRATEGIC INCOME FUND
               11815 North Pennsylvania Street, Carmel, IN 46032
                                  800-852-4750